COMMON SHARES (Details Narrative 1) - USD ($)																							2 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 22, 2017	Mar. 13, 2017	Mar. 02, 2017	Jan. 31, 2017	Dec. 30, 2016	Dec. 20, 2016	Dec. 14, 2016	Oct. 25, 2016	Sep. 15, 2016	Aug. 16, 2016	Aug. 07, 2016	Jul. 14, 2016	Jun. 25, 2016	Jun. 13, 2016	Jun. 02, 2016	May 18, 2016	Apr. 13, 2016	Mar. 15, 2016	Feb. 15, 2016	Feb. 01, 2016	Jan. 26, 2016	Jun. 02, 2015	Jul. 31, 2016	Mar. 31, 2016	Dec. 31, 2015	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Sep. 30, 2015	Jun. 17, 2016
Issuance of common stock (in shares)	1,440,000						58,909															107,160
Issuance of shares for services (shares)										3,077	1,100
Issuance of shares for services				$ 41,000		$ 50,000				$ 24,000	$ 11,000														$ 136,000	$ 132,000	$ 583,000	$ 745,000	$ 1,574,000
Warrant exercise term																1 year 6 months
Exercise price (in dollars per share)	$ 3.30															$ 7.54
Issuance of common stock upon exercise of warrants (shares)																5,385
Issuance of common stock upon exercise of warrants																$ 41,000
Amount of issuance of common stock							$ 84,000															$ 146,000			$ 215,000		$ 569,000	$ 717,000	$ 347,000
Number of shares cancel												654
2014 Incentive Plan [Member]
Issuance of shares for services (shares)														54,642
Issuance of shares for services														$ 632,000
Global Share and Options Incentive Enhancement Plan (2014) [Member]
Issuance of shares for services (shares)					44,423
Issuance of shares for services					$ 386,000
Mr. Joshua Shoham [Member]
Issuance of shares for services (shares)						6,538
Mr. Shlomi Palas [Member]
Issuance of shares for services (shares)						7,308
Mr. Amitzur [Member]
Issuance of shares for services (shares)					6,538
Issuance of shares for services					$ 24,000
Board of Directors [Member]
Issuance of shares for services (shares)					2,308
Issuance of shares for services					$ 20,000
February 2016 Offering [Member]
Gross proceeds from subscription agreement																			$ 1,925,000
Warrant exercise term																			5 years
Exercise price (in dollars per share)																			$ 13.00
Securities sold in offering (percent)																			50.00%
Stock shares subscribed																			269,231
Stock price																			$ 7.15
Number of shares called by warrant																			134,617
February 2016 Offering [Member] | Maxim Group LLC [Member]
Exercise price (in dollars per share)																			$ 7.87
Number of shares called by warrant																			21,540
February 2016 Offering [Member] | Maxim Group LLC [Member] | Warrant [Member]
Stock shares subscribed																			10,770
Stock price																			$ 14.30
Commision rate (percent)																			7.00%
July 2015 Offering Subscription Agreements [Member]
Issuance of common stock (in shares)															107,160
Amount of issuance of common stock															$ 146,000
June 2016 Offering [Member]
Gross proceeds from subscription agreement																							$ 3,000,000
Securities sold in offering (percent)																							100.00%
Stock price																							$ 14.30
June 2016 Offering [Member] | Warrant [Member]
Issuance of shares for services (shares)																							1,000,000
Gross proceeds from subscription agreement																							$ 1,370,000
Warrant exercise term																							5 years
Exercise price (in dollars per share)																							$ 14.30
Stock shares subscribed																							140,515
Stock price																							$ 9.75
Number of shares called by warrant																							140,515
June 2016 Offering [Member] | Maxim Group LLC [Member]
Exercise price (in dollars per share)																							$ 15.73
Stock shares subscribed																							7,140
Stock price																							$ 10.73
Number of shares called by warrant																							7,140
June 2016 Offering [Member] | Maxim Group LLC [Member] | Warrant [Member]
Commision rate (percent)																							4.44%
Consultant One [Member]
Issuance of shares for services (shares)			17,949						3,846								6,731			4,153
Issuance of shares for services			$ 87,000						$ 20,000								$ 42,000			$ 108,000
Consultant [Member]
Issuance of shares for services (shares)														7,692			7,692	654
Issuance of shares for services														$ 89,000				$ 5,685						$ 10,000
Consultant Two [Member]
Issuance of shares for services (shares)		3,847							3,846
Issuance of shares for services		$ 6,000							$ 34,000
Subscription Agreements [Member]
Issuance of common stock (in shares)													3,846								61,808
Issuance of shares for services (shares)							58,909
Issuance of shares for services							$ 84,000
October Financing [Member]
Issuance of shares for services						$ 250,000		$ 500,000
Number of shares called by warrant								76,925
Mutual Agreement [Member]
Issuance of shares for services								$ 250,000
Share Purchase Agreement [Member]
Value of share repurchase program																														$ 500,000,000
Number of shares authorized for repurchase																														57,491